Related Party Transactions	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
Related Party Transactions
40.	Related Party Transactions:

Related parties are considered to be those natural or legal persons who are in positions to directly or indirectly have significant influence through their ownership or management of the Bank and its subsidiaries.

According to the above, the Bank has considered as related parties those natural or legal persons who have a direct participation or through third parties on bank ownership, where such participation exceeds 5% of the shares, and also people who, regardless of ownership, have authority and responsibility for planning, management and control of the activities of the entity or its subsidiaries. There also are considered as related the companies in which the parties related by ownership or management of the Bank have a share which reaches or exceeds 5%, or has the position of director, general manager or equivalent.

(a)	Loans with related parties:

The following table details loans and accounts receivable and contingent loans, corresponding to related entities as of December 31, 2020 and 2021.

	Productive and Services Companies (*)		Investment Companies (**)		Individuals (***)		Total
	2020	2021	2020	2021	2020	2021	2020	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Loans and accounts receivable:
Commercial loans	122,716	356,282	164,213	114,306	12,445	13,571	299,374	484,159
Residential mortgage loans	—	—	—	—	61,131	65,637	61,131	65,637
Consumer loans	—	—	—	—	8,743	10,660	8,743	10,660
Gross loans	122,716	356,282	164,213	114,306	82,319	89,868	369,248	560,456
Allowance for loan losses	(1,264)	(3,224)	(802)	(571)	(390)	(432)	(2,456)	(4,227)
Net loans	121,452	353,058	163,411	113,735	81,929	89,436	366,792	556,229

Contingent loans:
Guarantees and sureties	7,277	8,619	9,469	12,253	—	—	16,746	20,872
Letters of credits	2,885	87	—	—	—	—	2,885	87
Banks guarantees	25,129	26,872	35,733	21,852	—	—	60,862	48,724
Undrawn credit lines	46,887	77,965	14,308	14,398	20,306	21,831	81,501	114,194
Other contingencies loans	—	—	—	—	—	—	—	—
Total contingent loans	82,178	113,543	59,510	48,503	20,306	21,831	161,994	183,877
Provision for contingencies loans	(218)	(274)	(55)	(52)	(51)	(22)	(324)	(348)
Contingent loans, net	81,960	113,269	59,455	48,451	20,255	21,809	161,670	183,529

Amount covered by guarantee:
Mortgage	15,575	14,093	54,891	50,650	82,777	139,378	153,243	204,121
Warrant	—	—	—	—	—	—	—	—
Pledge	—	—	—	—	—	—	—	—
Others (****)	33,474	27,785	12,117	17,366	6,582	6,306	52,173	51,457
Total collateral	49,049	41,878	67,008	68,016	89,359	145,684	205,416	255,578

(*)	For these effects are considered productive companies, those that meet the following conditions:

(i)	They engage in operating activities and generate a separable flow of income;
(ii)	Less than 50% of their assets are trading securities or investments.

Service companies are considered entities whose main purpose is oriented to rendering services to third parties.

(**)	Investment companies include those legal entities that do not comply with the conditions for operating companies and are profit-oriented.

(***)	Individuals include key members of the management and correspond to those who directly or indirectly have authority and responsibility for planning, administrating and controlling the activities of the organization, including directors. This category also includes their family members who influence or are influenced by such individuals in their interactions with the organization.

(****)	These guarantees correspond mainly to warranty by endorsement and sureties, state guarantees and other financial guarantees.

(b)	Other assets and liabilities with related parties as of December 31, 2020 and 2021:

	2020	2021
	MCh$	MCh$
Assets
Cash and due from banks	261,386	288,798
Transactions in the course of collection	35,833	76,772
Financial assets held-for-trading	96	16
Derivative instruments	252,748	319,120
Investment instruments	31,548	15,045
Other assets	96,362	29,248
Total	677,973	728,999

Liabilities
Demand deposits	239,139	224,675
Transactions in the course of payment	37,799	75,142
Obligations under repurchase agreements	24,500	531
Savings accounts and time deposits	338,732	238,407
Derivative instruments	355,099	313,354
Borrowings from financial institutions	114,758	122,883
Lease liabilities	10,354	10,256
Other liabilities	14,699	56,196
Total	1,135,080	1,041,444

(c)	Income and expenses from related party transactions during the year ended December 31, 2019, 2020 and 2021:

	2019		2020		2021
	Income	Expense	Income	Expense	Income	Expense
Type of income or expense recognized	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Interest and revenue expenses	19,039	2,619	15,790	258	19,421	492
Fees and commission income	72,931	65,383	93,994	39,988	98,915	29,280
Net financial operating income
Derivative instruments (*)	124,967	73,252	12,219	46,593	105,964	56,189
Other financial operations	87	119	40	—	48	23
Release or established of provision for credit risk	—	106	—	1,226	—	1,733
Operating expenses	—	120,559	—	119,259	—	117,912
Other income and expenses	542	26	469	4	466	37

(*)	The outcome of derivative operations is presented net at each related counterparty level. Additionally, this line includes operations with local counterpart banks (unrelated) which have been novated by Comder Contraparte Central S.A. (Related entity) for centralized clearing purposes, which generated a net gain of Ch$29,956 million as of December 31, 2021 (net gain of Ch$4,997 million as of December 31, 2020 and net gain of Ch$123,461 million as of December 31, 2019).

(d)	Directors’ expenses and remunerations and payments to key management personnel:

	2019	2020	2021
	MCh$	MCh$	MCh$
Personnel remunerations	4,148	3,918	4,233
Short-term benefits	3,255	3,642	3,534
Severance pay	1,264	1,550	314
Directors’ remunerations and fees (*)	2,509	2,795	2,889
Total	11,176	11,905	10,970

(*)	It includes fees paid to members of the Advisory Committee of Banchile Corredores de Seguros Ltda, of Ch$14 million (Ch$14 million in December 2020 and Ch$13 million in December 2019).

No fees were paid to the advisors of the Board of Directors during the 2020 and 2021 (Ch$90 million in 2019). Travel and other related expenses amount to Ch$10 million in 2021 (Ch$30 million in 2020 and Ch$104 million in 2019).

Composition of key personnel:

	N° of executives
Position	2020	2021
CEO	1	1
CEOs of subsidiaries	6	5
Division Managers	14	14
Directors Bank and subsidiaries	19	18
Total	40	38